Segment, Geographic and Customer Concentration Information - Revenue by Countries and Customers Accounted For More Than 10% (Details) - customer	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Line Items]
Concertration risk (as a percent)	100.00%	100.00%	100.00%	100.00%	100.00%
Revenue | Geographic Concentration Risk
Concentration Risk [Line Items]
Concertration risk (as a percent)			100.00%	100.00%	100.00%
Number of Customers accounted for over 10% of Revenue	2	2	2	2	2
Revenue | U.S. | Geographic Concentration Risk
Concentration Risk [Line Items]
Concertration risk (as a percent)	26.00%	31.00%	34.00%	46.00%	59.00%
Revenue | China | Geographic Concentration Risk
Concentration Risk [Line Items]
Concertration risk (as a percent)	45.00%	13.00%	31.00%	11.00%	21.00%
Revenue | Sweden | Geographic Concentration Risk
Concentration Risk [Line Items]
Concertration risk (as a percent)	13.00%
Revenue | Canada | Geographic Concentration Risk
Concentration Risk [Line Items]
Concertration risk (as a percent)		23.00%